Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

9 Intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2016	35,318	2,795	2,019	40,132
Additions through business combinations (Note 26)	7,307	–	–	7,307
Additions – separately acquired	789	32	77	898
Disposals	(339)	(15)	(141)	(495)
Exchange and other adjustments	(1,472)	(232)	(127)	(1,831)
At 31 December 2016	41,603	2,580	1,828	46,011
Additions – separately acquired	397	7	37	441
Disposals	(249)	(67)	(62)	(378)
Exchange and other adjustments	1,162	116	108	1,386
At 31 December 2017	42,913	2,636	1,911	47,460
Additions – separately acquired	476	–	37	513
Transferred to assets held for sale (Note 17)	(2,486)	–	–	(2,486)
Disposals	(630)	–	(16)	(646)
Exchange and other adjustments	(1,137)	(110)	(93)	(1,340)
At 31 December 2018	39,136	2,526	1,839	43,501
Amortisation and impairment losses
At 1 January 2016	14,104	1,773	1,609	17,486
Amortisation for year	1,454	162	85	1,701
Impairment	43	1	1	45
Disposals	(25)	(15)	(124)	(164)
Exchange and other adjustments	(481)	(85)	(77)	(643)
At 31 December 2016	15,095	1,836	1,494	18,425
Amortisation for year	1,627	118	84	1,829
Impairment	488	–	3	491
Disposals	(19)	–	(52)	(71)
Exchange and other adjustments	467	50	81	598
At 31 December 2017	17,658	2,004	1,610	21,272
Amortisation for year	2,016	69	80	2,165
Impairment	683	–	–	683
Transferred to assets held for sale (Note 17)	(1,504)	–	–	(1,504)
Disposals	(294)	–	(13)	(307)
Exchange and other adjustments	(652)	(38)	(77)	(767)
At 31 December 2018	17,907	2,035	1,600	21,542
Net book value
At 31 December 2016	26,508	744	334	27,586
At 31 December 2017	25,255	632	301	26,188
At 31 December 2018	21,229	491	239	21,959

Other intangibles consist mainly of research and device technologies.

Amortisation charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2016
Cost of sales	124	–	–	124
Research and development expense	–	48	–	48
Selling, general and administrative costs	1,327	31	85	1,443
Other operating income and expense	3	83	–	86
Total	1,454	162	85	1,701
Year ended 31 December 2017
Cost of sales	149	–	–	149
Research and development expense	–	43	–	43
Selling, general and administrative costs	1,478	30	84	1,592
Other operating income and expense	–	45	–	45
Total	1,627	118	84	1,829
Year ended 31 December 2018
Cost of sales	187	–	–	187
Research and development expense	–	33	–	33
Selling, general and administrative costs	1,829	32	80	1,941
Other operating income and expense	–	4	–	4
Total	2,016	69	80	2,165

Impairment charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2016
Research and development expense	32	1	–	33
Selling, general and administrative costs	11	–	1	12
Total	43	1	1	45
Year ended 31 December 2017
Research and development expense	101	–	–	101
Selling, general and administrative costs	387	–	3	390
Total	488	–	3	491
Year ended 31 December 2018
Research and development expense	539	–	–	539
Selling, general and administrative costs	144	–	–	144
Total	683	–	–	683

Impairment charges and reversals

Intangible assets under development and not available for use are tested annually for impairment and other intangible assets are tested when there is an indication of impairment. Recoverable amount is determined as the higher of value in use or fair value less costs to sell using discounted cash flow calculations where the products’ expected post-tax cash flows are risk-adjusted over their estimated remaining useful economic life. The projections are covered by internal budgets and forecasts. The risk-adjusted cash flows are discounted using AstraZeneca’s post-tax weighted average cost of capital (7% for 2018, 2017 and 2016).

The estimates used in calculating the recoverable amount are highly sensitive and depend on assumptions specific to the nature of the Group’s activities including:

>	outcome of R&D activities;
>	probability of technical and regulatory success;
>	market volume, share and pricing;
>	amount and timing of projected future cash flows; and
>	sales erosion curves following patent expiry.

In 2018, the Group recorded impairment charges of $144m in respect of launched products Eklira  ($114m, revised carrying value of $396m) and Movantik  ($30m, revised carrying value of $59m).  Impairment charges recorded against products in development related to MEDI0680 ($470m) and other intangible assets ($95m).

In 2017, the Group recorded an impairment charge of $491m in respect of launched products Byetta  ($92m, revised carrying value of $407m),  FluMist  ($121m, revised carrying value of $267m) and Movantik  ($174m, revised carrying value of $106m). Impairment charges recorded against products in development related to tralokinumab ($53m) and other intangible assets ($51m).

Impairment charges recorded in 2016 relates to the termination, or reassessment of the likelihood of success, of several individual projects, none of which had significant capitalised values.

The impairments recorded on launched products were a consequence of revised market volume, share and price assumptions and, for FluMist in 2017, the US market expected timing of renewed recommendation from the Advisory Committee on Immunization Practices (ACIP) under the Centers for Disease Control and Prevention. These impairments were calculated using value in use models. Impairments recorded on products in development were a consequence of failed or poor performing trials, with the individual assets being fully impaired.

When launched products, such as the ones detailed above, are partially impaired, the carrying values of these assets in future periods are particularly sensitive to changes in forecast assumptions, including those assumptions set out above, as the asset is impaired down to its recoverable amount.

Assets that are particularly sensitive to variations in valuation assumptions include Byetta (carrying value as at 31 December 2018 of $316m) and Ardea (carrying value of $1,172m). The Byetta valuation, impaired in 2017, is most sensitive to the expected timing of a generic entering the market. Increasing the probability of a generic entry into the market by 20% from our base valuation model would result in an impairment charge of $25m.  No impairment charge has been recorded on Ardea, a product in development, with a net book value of $1,172m. The Ardea valuation is particularly sensitive to variations in the probability of technical and regulatory success (‘PTRS’) assumptions. Sensitivities performed at the year end on the Ardea asset included reducing the PTRS by 5 percentage points. Applying this sensitivity would result in an impairment charge against the Ardea intangible asset of approximately $70m.

The Group has performed an assessment on assets which have had impairments recorded in previous periods to determine if any reversals of impairments were required and none were identified with the exception of a reversal of $28m in respect of an asset previously impaired prior to 2016. This assessment included FluMist where an impairment of $121m was taken in 2017 and where currently the uncertainty remains around long term sales potential in the US following the reinstatement of the US recommendation by ACIP in 2018.

Significant assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	6,745	14 years
Intangible assets arising from the acquisition of ZS Pharma	3,067	13 years
Farxiga/Forxiga intangible assets acquired from BMS	1,177	9 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Intangible assets arising from the restructuring of a historical joint venture with MSD	1,092	1 to 12 years
RSV franchise assets arising from the acquisition of MedImmune	1,068	7 years
Bydureon intangible assets acquired from BMS	988	12 years
Intangible assets arising from the acquisition of Pearl Therapeutics	828	10 years
Other diabetes intangible assets acquired from BMS	795	4 to 7 years
Onglyza intangible assets acquired from BMS	752	5 years
Respiratory intangible assets acquired from Almirall and Actavis	733	1 to 20 years
Intangible assets arising from the acquisition of Omthera[1]	533	Not amortised
Roxadustat intangible assets acquired from FibroGen[1]	327	Not amortised
[1]	Assets in development are not amortised but are tested annually for impairment.

All the assets listed above are classified as Product, marketing and distribution rights.